Inventories, Net (Details) - Schedule of Inventories, Net - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Inventories Net [Abstract]
Raw materials	$ 443,053	$ 434,179
Work in progress	1,723,788	1,688,000
Finished goods	151,303	227,526
Subtotal	2,318,144	2,349,705
Reserve for obsolete inventory
Total	$ 2,318,144	$ 2,349,705